Taxation - Components of Loss Before Tax (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2024 CNY (¥)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2022 CNY (¥)
Loss before tax
Loss from PRC entities	¥ (51,949)		¥ (92,070)	¥ (138,698)
Loss from Cayman Islands and Hong Kong entities	(16,628)		(96,319)	(518,188)
Total loss before tax	(68,577)		(188,389)	(656,886)
Income tax (expense)/benefit
Current income tax expense	(137)		(6,965)	(1,450)
Deferred tax benefit	1,755	$ 243	8,948	15,962
Total income tax benefit	¥ 1,618	$ 224	¥ 1,983	¥ 14,512